EQUITY METHOD INVESTMENT (Tables)	6 Months Ended
Sep. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF IMPAIRMENT OF EQUITY INTEREST OF PHILECTRONICS

	Six months ended September 30,
	2024	2025
	RMB	RMB

Cost	1,425	-
Less: accumulated impairment	(1,425)	-
Equity method investment, net	-	-

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)